February 26, 2004


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549-1004

Attn:  Filing Desk - Stop 1-4

           RE: Insured Municipals Income Trust and Investors' Quality
               Tax-Exempt Trust, Multi-Series 308
               File No. 333-59227 CIK #1024824

Ladies/Gentlemen:

    In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent amendment to the Post-Effective of the subject Registration Statement on Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. The most recent amendment to the Registration Statement was filed electronically with the commission on February 23, 2004.

                               Very truly yours,



                               VAN KAMPEN FUNDS INC.